INVESTMENTS IN SENIOR HOUSING REAL ESTATE (Details Narrative) (Senior Housing, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Senior Housing
Federal Income Tax Basis	$ 1,400,000